Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value
Fair Value

4.       Fair Value

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2:  Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3:  Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company uses the following methods and significant assumptions to estimate fair value:

Securities:  The fair values of trading securities and investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).  For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3).  The fair value of level 3 investment securities are determined by the Company’s Finance Department, which reports to the Chief Financial Officer (CFO).  The CFO reviews the values and these are reported to the Investment Committee on a quarterly basis.  Discounted cash flows are calculated using spread to swap and LIBOR curves that are updated to incorporate loss severities, volatility, credit spread and optionality.  During times when trading is more liquid, broker quotes are used (if available) to validate the model.  Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Impaired Loans:  At the time a loan is considered impaired, it is valued at the lower of cost or fair value.  Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses.  For collateral dependent loans, fair value is commonly based on recent real estate appraisals.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach.  Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available.  Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.  Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted  or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and the client’s business, resulting in a level 3 fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Other Real Estate:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at the lower of cost or fair value less estimated costs to sell.  Fair value is commonly based on recent real estate appraisals and may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach.

Assets measured at fair value on a recurring basis, including financial assets which the Company has elected the fair value option, are summarized below:

		Fair Value Measurements
		at December 31, 2012 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Common and preferred equities	$5,630,100	$3,172,100	$2,458,000	$—
Available for sale securities
U.S. Agencies	47,283,917	—	47,283,917	—
Corporate	40,144,533	—	40,144,533	—
Agency asset backed securities	5,829,092		5,829,092
Trust preferred securities	5,621,445	—	—	5,621,445
State and municipals	42,721,071	—	40,105,103	2,615,968
Small Business Administration	13,765,839	—	13,765,839	—
Residential mortgage-backed securities	71,336,933	—	71,336,933	—
Collateralized mortgage obligations	1,666,431	—	1,666,431	—
Total	$233,999,361	$3,172,100	$222,589,848	$8,237,413

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Common and preferred equities	$7,010,349	$3,004,597	$2,087,000	$1,918,752
Available for sale securities
U.S. Agencies	30,577,978	—	30,577,978	—
Corporate	31,476,283	—	31,476,283	—
Agency asset backed securities	1,903,678	—	1,903,678	—
Trust preferred securities	3,614,860	—	—	3,614,860
State and municipals	48,034,436	—	40,539,152	7,495,284
Small Business Administration	10,150,592	—	10,150,592	—
Residential mortgage-backed securities	65,838,602	—	65,838,602	—
Collateralized mortgage obligations	2,008,737	—	2,008,737	—
Total	$200,615,515	$3,004,597	$184,582,022	$13,028,896

There were no transfers between Level 1 and Level 2 during 2012.  The Bank transferred $3,004,597 in common and preferred equities from Level 2 to Level 1 during 2011.

The table below presents reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Trading	Trust	Municipal
	Securities	Preferreds	Securities	Total

Beginning balance, January 1, 2012	$1,918,752	$3,614,860	$7,495,284	$13,028,896
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	—	228,555	—	228,555
Other changes in fair value	81,248	—	—	81,248
Net impairment losses recognized in earnings	—	—	—	—
Included in other comprehensive income	—	2,689,585	(50,757)	2,638,828
Interest payments applied to principal		(911,555)	—	(911,555)
Purchases, sales, issuances and settlement, net	(2,000,000)	—	(4,828,559)	(6,828,559)
Transfers in and/or out of Level 3	—	—	—	—
Ending balance, December 31, 2012	$—	$5,621,445	$2,615,968	$8,237,413

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Trading	Trust	Municipal
	Securities	Preferreds	Securities	Total

Beginning balance, January 1, 2011	$1,901,252	$3,402,901	$—	$5,304,153
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	(19,614)	—	—	(19,614)
Other changes in fair value	37,114	—	—	37,114
Net impairment losses recognized in earnings	—	(292,090)	—	(292,090)
Included in other comprehensive income	—	803,553	—	803,553
Interest payments applied to principal		(299,504)	—	(299,504)
Purchases, sales, issuances and settlement, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	7,495,284	7,495,284
Ending balance, December 31, 2011	$1,918,752	$3,614,860	$7,495,284	$13,028,896

Non-rated local municipal securities with a fair value of $7.5 million as of December 31, 2011 were transferred from Level 2 to Level 3 because of a lack of observable market data for these investments.  They represent Bond Anticipation Notes which are localized within our own market.  The Company’s policy is to recognize transfers into and out of a level as of the end of the reporting period.  As a result, the fair value of these securities was transferred on December 31, 2011.

The fair value of the Company’s trust preferred securities are determined internally by calculating discounted cash flows.  Information such as historical and current performance of the underlying collateral, deferral/default rates, collateral coverage ratios, break in yield calculations, cash flow projections, liquidity and credit premiums required by a market participant, and financial trend analysis with respect to the individual issuing financial institutions and insurance companies, are utilized in determining individual security valuations. Assumptions were back-tested on a quarterly basis as specific-issuer deferral and defaults that occurred are compared to those that were projected and ongoing assumptions are adjusted in accordance with the level of unexpected deferrals and defaults that occurred.  See Note 2 to the Consolidated Financial Statements for the significant unobservable inputs used in the fair value measurement of the Company’s trust preferred securities.

The Company’s Level 3 state and local municipal securities valuations were supported by analysis prepared by an independent third party.  The third party’s approach to determining fair value involves using recently executed transactions for similar securities and market quotations for similar securities.  As these securities are not rated by the rating agencies and are localized to our market area, it was determined that these were valued using Level 3 inputs.  In addition, the Company reviews past history of the contractual payments and financial condition of the municipalities in determining an appropriate market value for this type of security.

The Company’s Level 3 common and preferred equity security valuation was supported by analysis prepared by an independent third party.  The third party’s approach to determining fair value is based on the security characteristics including benchmark yields, reported trades, rating data and industry research reports.  Due to the limited trading activity of this individual security in the market, it was determined that this was valued using Level 3 inputs.  In addition, the Company reviews past history of the contractual payments and financial condition of the equity security in determining an appropriate market value for this type of security.  This security was called in October 2012.

There were no impaired loans or other real estate owned, net that were measured at fair value as of December 31, 2012.

Assets measured at fair value on a non-recurring basis are summarized below:

Fair Value Measurements
at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial real estate	$175,000	$—	$—	$175,000

Other real estate owned
Commercial real estate	$122,550	$—	$—	$122,550

Impaired commercial real estate loans that are measured for impairment using the fair value of collateral for collateral dependent loans had a principal balance of $836,098, with a valuation allowance of $661,098 at December 31, 2011 which resulted in an additional provision for loan losses at $581,000 for the year ended December 31, 2011.

At December 31, 2011, other real estate owned had a net carrying amount of $122,550, made up of the outstanding balance of $142,842, net of a valuation allowance of $20,292.  The fair value of the properties is based on the sales comparison approach which has been discounted due to costs to sell and time the property has been on the market.

Fair Value Option

The following table presents the amount of gains and losses from fair value changes included in income before income taxes for financial assets carried at fair value for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Interest income	$—	$(19,614)	$(39,229)
Other changes in fair value	619,751	198,632	103,280
Total	$619,751	$179,018	$64,051

The carrying amounts and estimated fair values of financial instruments, at December 31, 2012 and December 31, 2011 are as follows:

		Fair Value Measurements at
	Carrying	December 31, 2012 Using
	Value	(Level 1)	(Level 2)	(Level 3)
	(Amounts in thousands)
Financial assets:
Cash and cash equivalents	$19,803	$19,803	$—	$—
Trading securities	5,630	3,172	2,458	—
Investment securities, available-for-sale	228,369	—	220,132	8,237
Investment securities, held-to-maturity	29,077	—	29,193	1,587
Loans held for sale	1,029	—	1,073	—
Loans receivable, net	310,674	—	—	321,207
Federal Home Loan Bank stock	1,936	N/A	N/A	N/A
Accrued interest receivable	2,065	—	1,077	988

Financial liabilities:
Deposits	$568,265	$428,436	$142,616	$—
Federal Home Loan Bank Advances	6,000	—	6,097	—
Accrued interest payable	31	4	27	—

	2011
	Carrying	Estimated
	Amount	Fair Value
	(Amounts in thousands)
Financial assets:
Cash and cash equivalents	$40,572	$40,572
Trading securities	7,010	7,010
Investment securities, available-for-sale	193,605	193,605
Investment securities, held-to-maturity	47,199	49,264
Loans held for sale	688	710
Loans receivable, net	285,916	297,488
Federal Home Loan Bank stock	2,102	N/A
Accrued interest receivable	2,227	2,227
Financial liabilities:
Deposits	$550,625	$553,670
Federal Home Loan Bank advances	11,000	11,260
Accrued interest payable	35	35

The methods and assumptions, not previously presented, used to estimate fair values are describes as follows:

(a)         Cash and Cash Equivalents

The carrying value of our cash and cash equivalents approximates fair value and is classified as Level 1.

(b)         Loans Held for Sale

The fair value of loans held for sale is estimated based upon binding contracts and quotes from third party investors resulting in a Level 2 classification.

(c)          Loans

Fair value of loans, excluding loans held for sale, are estimated as follows:  for variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification.  Impaired loans are valued at the lower of cost or fair value as described previously.  The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

(d)         FHLB Stock

It is not practicable to estimate the fair value of FHLB stock due to restrictions placed on its transferability.

(e)          Deposits

The fair value disclosed for non-interest bearing deposits are, by definition, equal to the amount payable on demand at the reporting date resulting in a Level 1 classification.  The carrying amounts of variable rate interest bearing deposits approximate their fair values at the reporting date resulting in Level 1 classification.  Fair values for fixed rate certificates of deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregate expected monthly maturities on time deposits resulting in a Level 2 classification.

(f)           Borrowings

The fair value of the Company’s borrowings are estimated using discounted cash flows analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

(g)         Accrued Interest Receivable/Payable

The carrying amounts of accrued interest approximate fair value resulting in a Level 1, Level 2 or Level 3 classification based on the level of the asset or the liability with which the accrual is associated.

(h)         Off-balance Sheet Instruments

Fair value for off-balance sheet, credit related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standings.  The fair value of commitments is not material.